United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-3266

                      (Investment Company Act File Number)


                  Federated Government Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/07


                 Date of Reporting Period: Quarter ended 5/31/06







Item 1.     Schedule of Investments




FEDERATED GOVERNMENT INCOME SECURITIES, INC.
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY--17.4%
  $  8,000,000     Notes, 4.375%, 11/15/2008                                                                         $     7,875,884
    43,700,000   1 Notes, 4.250%, 10/15/2010 - 11/15/2014                                                                 41,847,783
     6,500,000   1 Notes, 4.500%, 2/15/2016                                                                                6,180,249
    10,200,000   1 Bonds, 7.250%, 5/15/2016                                                                               11,815,244
    16,200,000   1 Bonds, 8.125%, 5/15/2021 - 8/15/2021                                                                   20,789,247
     6,500,000   1 Bonds, 6.875%, 8/15/2025                                                                                7,659,190
     9,000,000   1 Bonds, 5.375%, 2/15/2031                                                                                9,078,079
                      TOTAL U.S. TREASURY (IDENTIFIED COST $108,746,090)                                                 105,245,676
                   GOVERNMENT AGENCIES--12.8%
                   FEDERAL HOME LOAN BANK SYSTEM--5.5%
    24,000,000     4.625%, 2/1/2008                                                                                       23,696,645
    10,000,000     4.750%, 8/17/2007                                                                                       9,920,578
                      TOTAL                                                                                               33,617,223
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--2.8%
    15,000,000     5.000%, 11/1/2010                                                                                      14,657,203
     2,500,000     5.625%, 11/23/2035                                                                                      2,309,294
                      TOTAL                                                                                               16,966,497
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.5%
    22,200,000     5.000%, 9/14/2007                                                                                      22,080,135
     5,000,000     6.000%, 5/15/2011                                                                                       5,125,977
                      TOTAL                                                                                               27,206,112
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $78,441,765)                                             77,789,832
                   MORTGAGE-BACKED SECURITIES--58.0%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--30.0%
    71,287,398   2 5.000%, 8/1/2018 - 1/1/2036                                                                            67,255,907
    86,712,692     5.500%, 12/1/2020 - 6/1/2036                                                                           83,960,427
    16,868,857     6.000%, 4/1/2036 - 6/1/2036                                                                            16,674,017
    11,929,519     7.000%, 9/1/2030 - 4/1/2032                                                                            12,221,968
     1,156,122     7.500%, 6/1/2007 - 12/1/2015                                                                            1,189,819
       414,119     8.000%, 2/1/2031                                                                                          439,128
                      TOTAL                                                                                              181,741,266
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--27.0%
    36,832,011     4.500%, 4/1/2019 - 12/1/2019                                                                           34,908,750
    14,923,517     5.000%, 3/1/2034                                                                                       14,052,691
    30,833,704     5.500%, 12/1/2033 - 1/1/2036                                                                           29,742,324
    58,939,472     6.000%, 5/1/2016 - 6/1/2036                                                                            58,258,655
    22,843,904     6.500%, 8/1/2032 - 6/1/2036                                                                            23,090,519
       926,664     7.000%, 1/1/2031 - 3/1/2032                                                                               950,718
     2,249,436     7.500%, 7/1/2028 - 2/1/2030                                                                             2,338,069
       621,357     8.000%, 2/1/2030 - 1/1/2031                                                                               660,343
                      TOTAL                                                                                              164,002,069
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.0%
       535,862     5.500%, 12/20/2014 - 5/20/2018                                                                            528,884
       339,606     6.000%, 12/15/2013 - 5/15/2024                                                                            342,635
       247,335     6.500%, 9/15/2013 - 5/20/2016                                                                             252,229
       435,603     7.000%, 4/20/2016 - 10/15/2028                                                                            451,446
       438,426     7.500%, 7/15/2029 - 1/15/2031                                                                             459,041
        77,966     8.000%, 6/15/2017                                                                                          81,057
       228,433     8.500%, 12/15/2029 - 11/15/2030                                                                           242,346
        13,980     9.000%, 2/15/2009                                                                                          14,390
       730,774     10.500%, 3/15/2016                                                                                        813,234
       487,441     11.000%, 1/15/2010 - 10/15/2019                                                                           549,402
     1,416,522     12.000%, 5/15/2011 - 1/15/2016                                                                          1,609,074
       555,631     12.500%, 4/15/2010 - 7/15/2015                                                                            626,662
        82,651     13.000%, 3/15/2011 - 11/15/2014                                                                            94,704
                      TOTAL                                                                                                6,065,104
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                   351,808,439
                       (IDENTIFIED COST $357,934,679)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--5.7%
     6,118,615     CHASE Mortgage Finance Corp. 2003-S14, Class 1A1, 5.000%, 1/25/2034                                     5,694,789
     6,551,073     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          6,279,953
     5,616,985     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    5,386,427
     4,196,725     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               4,061,472
     7,624,139     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.573%, 11/25/2034                       7,473,529
     5,918,812     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.280%, 8/7/2011                                     5,531,014
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           34,427,184
                       (IDENTIFIED COST $34,597,865)
                   ADJUSTABLE RATE MORTGAGES-6.6%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION ARMS--1.0%
     6,129,850     5.677%, 4/1/2036                                                                                        6,119,406
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION ARMS--5.6%
    13,475,830     5.063%, 12/1/2035                                                                                      13,372,959
     3,600,271     5.230%, 1/1/2036                                                                                        3,583,512
    13,215,856     5.235%, 2/1/2036                                                                                       13,151,445
     3,999,691     5.473%, 5/1/2036                                                                                        3,995,052
                      TOTAL                                                                                               34,102,968
                      TOTAL ADJUSTABLE RATE MORTGAGES                                                                     40,222,374
                       (IDENTIFIED COST $40,386,259)
                   REPURCHASE AGREEMENTS-17.0%
    44,000,000     Interest in $1,700,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which               44,000,000
                   Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 3/17/2021 for $1,700,238,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $1,734,000,467 (purchased with proceeds from securities lending collateral).
     7,500,000   3 Interest in $202,500,000 joint repurchase agreement 4.99%, dated 5/11/2006, under which                 7,500,000
                   Goldman Sachs & Co., will repurchase U.S. Government Agency securities with various maturities to 5/1/2036 for $203,426,269 on 6/13/2006. The market value of the underlying securities at the end of the period was $206,550,000.
    43,535,000     Interest in $2,000,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which               43,535,000
                   Societe Generale, London, will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,000,280,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $2,050,357,288 (purchased with proceeds from securities lending collateral).
     7,282,000   3 Interest in $182,000,000 joint repurchase agreement 5.00%, dated 5/11/2006, under which UBS             7,282,000
                   Securities LLC, will repurchase U.S. Government Agency securities with various maturities to
                   11/15/2035 for $182,834,167 on 6/13/2006. The market value of the underlying securities at the end of the period was $187,982,084.
     1,036,000     Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which UBS           1,036,000
                   Securities LLC, will repurchase U.S. Treasury securities and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067.
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              103,353,000
                      TOTAL INVESTMENTS---117.5%                                                                         712,846,505
                       (IDENTIFIED COST $723,459,658)4
                      OTHER ASSETS AND LIABILITIES---NET---(17.5)%                                                     (106,004,863)
                      TOTAL NET ASSETS---100%                                                                        $   606,841,642


     1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

          As of May 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

          MARKET VALUE OF SECURITIES LOANED          MARKET VALUE OF COLLATERAL
          $85,688,794                                $87,535,000

     2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

     3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

     4 At May 31, 2006, the cost of investments for federal tax purposes was $723,459,658. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $10,613,153. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,547,833 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,160,986. At May 31, 2006, the Fund had the following open futures contracts:

                                            NUMBER OF                                                  UNREALIZED
    CONTRACTS                               CONTRACTS        NOTIONAL VALUE      EXPIRATION DATE     DEPRECIATION
    U.S. Treasury Bond Futures4             35               $3,724,219          June 2006              $(10,938)
    U.S. Treasury 5-Year Futures4           130              $13,479,375         June 2006              $(28,437)

     4    Non-income producing security.


Note:         The categories of investments are shown as a percentage of total net assets at May 31, 2006.



INVESTMENT VALUATION
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.



The following acronym is used throughout this portfolio:

 ARMs --Adjustable Rate Mortgages




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Government Income Securities, Inc.

By          /S/ Richard A. Novak
            Richard A.  Novak, Principal Financial Officer
                             (insert name and title)

Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006